DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Reverse Recapitalization
The following table reconciles the elements of the Business Combination to the Consolidated Statement of Cash Flows and the Consolidated Statement of Redeemable Convertible Preferred Stock and Stockholders’ Equity for the year ended December 31, 2021.

Cash - TSIA trust and cash, net of redemptions	$300,122
Cash - PIPE Investment including cash election	192,550
Less: transaction costs and advisory fees paid	(36,783)
Less: Cash election payment	(2,313)
Less: issuance and other costs paid	(5,621)
Net proceeds from Business Combination	447,955
Less: Accrued issuance costs	—
Less: Private placement warrants received as part of Business Combination	(13,872)
Plus: Prepaid expenses received as part of Business Combination	510
Reverse recapitalization, net of transaction costs	$434,593